UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY ACT FILE NUMBER 811-21593
KAYNE ANDERSON MLP INVESTMENT COMPANY

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 493-2020
Date of fiscal year end: November 30, 2010
Date of reporting period: August 31, 2010

Item 1: Schedule of Investments
KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 152.8%
Equity Investments(a) — 149.4%
Midstream MLP(b) — 102.0%
Boardwalk Pipeline Partners, LP	587	$17,952
Buckeye Partners, L.P.	413	25,209
Chesapeake Midstream Partners, L.P.(c)	786	18,500
Copano Energy, L.L.C.	3,510	88,181
Crosstex Energy, L.P.(d)	2,633	31,591
DCP Midstream Partners, LP	1,281	40,677
Duncan Energy Partners L.P.	371	10,278
Eagle Rock Energy Partners, L.P.	677	4,063
El Paso Pipeline Partners, L.P.	1,479	46,322
Enbridge Energy Partners, L.P.(e)	1,566	84,165
Energy Transfer Partners, L.P.	1,823	83,310
Enterprise Products Partners L.P.(e)	4,821	178,221
Exterran Partners, L.P.	1,193	27,866
Global Partners LP	1,441	35,788
Holly Energy Partners, L.P.	770	38,489
Magellan Midstream Partners, L.P.(e)	3,462	167,768
Magellan Midstream Partners, L.P. — Unregistered(h)	238	11,224
MarkWest Energy Partners, L.P.(e)	3,858	128,542
Martin Midstream Partners L.P.	339	10,092
Niska Gas Storage Partners LLC	540	10,191
ONEOK Partners, L.P.(e)	1,122	77,219
PAA Natural Gas Storage, L.P.(f)	210	5,009
Plains All American Pipeline, L.P.(f)	2,876	172,698
Quicksilver Gas Services LP	949	22,031
Regency Energy Partners LP	3,506	83,377
Spectra Energy Partners, LP	294	9,462
Sunoco Logistics Partners L.P.	217	16,032
Targa Resources Partners LP	1,032	26,104
TC PipeLines, LP	189	8,225
TransMontaigne Partners L.P.	697	24,279
Western Gas Partners, LP	1,247	30,027
Williams Partners L.P.	2,898	114,787

		1,647,679

General Partner MLP — 17.3%
Alliance Holdings GP L.P.	1,066	40,591
Buckeye GP Holdings L.P.	46	1,920
Energy Transfer Equity, L.P.(e)	2,648	92,019
Enterprise GP Holdings L.P.	1,318	63,728
Inergy Holdings, L.P. — Unregistered(h)	1,526	40,583
Penn Virginia GP Holdings, L.P.	2,024	39,624

		278,465

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
MLP Affiliates(b) — 13.6%
Enbridge Energy Management, L.L.C.(g)	999	$53,003
Kinder Morgan Management, LLC(g)	2,816	166,330

		219,333

Shipping MLP — 7.4%
Capital Product Partners L.P.	2,281	18,433
Navios Maritime Partners L.P.	1,685	29,168
Teekay LNG Partners L.P.	1,012	33,238
Teekay Offshore Partners L.P.	1,319	28,030
Teekay Tankers Ltd.	936	10,816

		119,685

Propane MLP — 6.7%
Inergy, L.P.	2,910	108,360

Coal MLP — 1.3%
Alliance Resource Partners, L.P.	67	3,602
Natural Resource Partners L.P.	599	15,344
Oxford Resource Partners, LP	60	1,145
Penn Virginia Resource Partners, L.P.	59	1,314

		21,405

Upstream MLP — 1.1%
EV Energy Partners, L.P.	221	7,430
Legacy Reserves LP	447	10,230

		17,660

Total Equity Investments (Cost — $1,650,673)		2,412,587

	Interest	Maturity	Principal
	Rate	Date	Amount
Energy Debt Investments — 3.4%
Midstream MLP (b) — 1.6%
Crosstex Energy, L.P.	8.875%	2/15/18	$15,000	15,487
El Paso Corporation	7.750	1/15/32	5,000	5,033
Niska Gas Storage U.S., LLC	8.875	3/15/18	5,000	5,263

				25,783

Upstream MLP(b) — 1.2%
Atlas Energy Resources, LLC	12.125	8/1/17	9,000	10,339
Atlas Energy Resources, LLC	10.750	2/1/18	6,000	6,615
Linn Energy, LLC	8.625	4/15/20	2,000	2,110

				19,064

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Coal MLP — 0.6%
Clearwater Natural Resources, LP(d)(h)(i)	N/A	N/A	13,601	$4,760
Penn Virginia Resource Partners, L.P.	8.250%	4/15/18	5,000	5,050

				9,810

Total Energy Debt Investments (Cost — $60,139)				54,657

Total Long-Term Investments (Cost — $1,710,812)				2,467,244

Short-Term Investment — 1.1%
Repurchase Agreement — 1.1%
J.P. Morgan Securities Inc. (Agreement dated 8/31/10 to be repurchased at $17,221), collateralized by $17,632 in U.S. Treasury bill (Cost — $17,221)	0.140	9/1/10		17,221

	No. of
	Contracts
Put Option Contracts Purchased(d) — 0.0%
Midstream MLP
Duncan Energy Partners L.P., put option expiring 9/18/10 @ $25.00 (Cost — $21)	1,000	10

Total Short-Term Investments (Cost — $17,242)		17,231

Total Investments — 153.9% (Cost — $1,728,054)		2,484,475

Liabilities
Call Option Contracts Written(d)
Midstream MLP
Enbridge Energy Partners, L.P., call option expiring 10/16/10 @ $55.00	1,000	(105)
Enterprise Products Partners L.P., call option expiring 9/18/10 @ $36.00	1,800	(180)
Enterprise Products Partners L.P., call option expiring 9/18/10 @ $37.00	400	(25)
Magellan Midstream Partners, L.P., call option expiring 9/18/10 @ $50.00	200	(4)
MarkWest Energy Partners, L.P., call option expiring 9/18/10 @ $34.00	851	(43)
MarkWest Energy Partners, L.P., call option expiring 9/18/10 @ $35.00	850	(13)
ONEOK Partners, L.P., call option expiring 9/18/10 @ $70.00	300	(15)

		(385)

General Partner MLP
Energy Transfer Equity, L.P., call option expiring 9/18/10 @ $35.00	100	(4)

Total Call Option Contracts Written (Premiums Received — $533)		(389)

Senior Unsecured Notes		(480,000)
Mandatory Redeemable Preferred Stock at Redemption Value		(110,000)
Deferred Tax Liability		(262,227)
Other Liabilities		(26,578)

Total Liabilities		(879,194)
Other Assets		9,427

Total Liabilities in Excess of Other Assets		(869,767)

Net Assets Applicable to Common Stockholders		$1,614,708

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Includes Limited Liability Companies.

(c)	Security is currently not paying cash distributions but is expected to pay cash distributions within the next 12 months.

(d)	Security is non-income producing.

(e)	Security or a portion thereof is segregated as collateral on option contracts written.

(f)	The Company believes that it is an affiliate of PAA Natural Gas Storage, L.P. and Plains All American, L.P.

(g)	Distributions are paid in-kind.

(h)	Fair valued securities, restricted from public sale.

(i)	Clearwater Natural Resources, LP is a privately-held MLP that Kayne Anderson MLP Investment Company (the “Company”) believes is a controlled affiliate. On January 12, 2010, Clearwater closed on the sale of all of its reserves and a substantial portion of its operating assets to International Resource Partners, L.P. (“IRP”). On March 16, 2010, the Bankruptcy Court confirmed Clearwater’s plan of reorganization (including such sale of assets to IRP). As part of Clearwater’s plan of reorganization, the Company will receive consideration for its unsecured term loan. Such consideration will be in the form of cash and a royalty interest in the reserves sold. Pursuant to the plan of reorganization, the Company will not receive any consideration for its equity investment in Clearwater or CNR GP Holdco, LLC. In addition to the unsecured term loan, the Company owns 3,889 common units, 34 warrants and 41 deferred participation units of Clearwater. The Company assigned no value to these equity investments as of August 31, 2010. CNR GP Holdco, LLC is the general partner of Clearwater. The Company owns 83.7% of CNR GP Holdco, LLC, which was assigned no value as of August 31, 2010, and believes it is a controlled affiliate.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.
At August 31, 2010, the Company held the following restricted investments.

				Number of
				Units,				Percent of
		Acquisition	Type of	Principal ($)	Cost		Percent of	Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Fair Value	Net Assets	Assets
Clearwater Natural Resources, L.P.	Common Units	(1)	(2)	3,889	$72,860	$—	—	—
Clearwater Natural Resources, L.P.	Unsecured Term Loan	(3)	(2)	$13,601	13,690	4,760	0.3%	0.2%
CNR GP Holdco, LLC	LLC Interests	3/5/08	(2)	n/a	1,083	—	—	—
Inergy Holdings, L.P.	Common Units	6/15/10	(4)	1,526	34,533	40,583	2.5	1.6
Magellan Midstream Partners, L.P.	Common Units	6/10/10	(4)	238	9,705	11,224	0.7	0.5

Total of securities valued in accordance with procedures established by the Board of Directors(5)					$131,871	$56,567	3.5%	2.3%

Linn Energy, LLC	Senior Notes	7/21/10	(6)	$2,000	$2,112	$2,110	0.1	0.1
Niska Gas Storage U.S., LLC	Senior Notes	2/26/10	(6)	$5,000	5,022	5,263	0.3	0.2

Total of securities valued by prices provided by market maker or independent pricing services					$7,134	$7,373	0.4%	0.3%

Total of all restricted securities					$139,005	$63,940	3.9%	2.6%

(1)	The Company purchased common units on August 1, 2005 and October 2, 2006.

(2)	On January 7, 2009, Clearwater Natural Resources, LP (“Clearwater”) filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. Clearwater continued operations as a debtor-in-possession during fiscal 2009.

(3)	The Company purchased term loans on January 11, 2008; February 28, 2008; May 5, 2008; July 8, 2008; August 6, 2008; and September 29, 2008. The Company is not accruing interest income on this investment.

(4)	Unregistered security of a public company.

(5)	Restricted securities that are classified as a Level 3. Security is valued using inputs reflecting the Company’s own assumptions.

(6)	Unregistered security of a public company that are classified as a Level 2. These securities have a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, 2010, the cost basis of investments for federal income tax purposes was $1,565,500. At August 31, 2010, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$973,680
Gross unrealized depreciation of investments	(54,705)

Net unrealized appreciation	$918,975

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.
As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents the Company’s assets and liabilities measured at fair value at August 31, 2010. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Company’s repurchase agreements, which are collateralized by U.S. Treasury notes, are generally high quality and liquid; however, the Company reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(1)
Assets at Fair Value
Equity investments	$2,412,587	$2,360,780	$—	$51,807
Energy debt investments	54,657	—	49,897	4,760
Option contracts purchased	10	—	10	—
Repurchase agreement	17,221	—	17,221	—

Total assets at fair value	$2,484,475	$2,360,780	$67,128	$56,567

Liabilities at Fair Value
Option contracts written	$389	$—	$389	$—

(1)	The Company’s investments in Level 3 represent its investments in Magellan Midstream Partners, L.P., Inergy Holdings, L.P., Clearwater Natural Resources, L.P. and CNR GP Holdco, LLC.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2010.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2009	$4,080
Transfers out of Level 3	—
Realized gains/(losses)	—
Unrealized gains, net	7,625
Purchases, issuances or settlements	44,862

Balance — August 31, 2010	$56,567

The $7,625 of unrealized gains presented in the table above relate to investments that are still held at August 31, 2010.
The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2010 or November 30, 2009.
As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company. The total number of outstanding options at August 31, 2010 is indicative of the volume of this type of derivative for the period ended August 31, 2010.
The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging		Fair Value as of
Instruments	Statement of Assets and Liabilities Location	August 31, 2010
Assets
Put options	Put option contracts purchased	$10
Liabilities
Call options	Call option contracts written	(389)

		$(379)

The following table sets forth the effect of the Company’s derivative instruments.

		For the Nine Months Ended
		August 31, 2010
			Change in
		Net Realized	Unrealized Gains/
		Losses on	(Losses) on
		Derivatives	Derivatives
Derivatives Not Accounted For as	Location of Gains/(Losses)	Recognized in	Recognized in
Hedging Instruments	on Derivatives Recognized in Income	Income	Income
Put options	Options	$(90)	$64

Call options	Options	1,059	950
Interest rate swap contracts	Interest rate swap contracts	(664)	205

		$305	$1,219

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2010 with a file number 811-21593.
Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
     1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2010

/s/ Terry A. Hart

Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2010